Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	ENDRA LIFE SCIENCES INC.
Entity Central Index Key	0001681682
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3845
Entity Tax Identification Number	26-0579295
Entity Address, Address Line One	3600 Green Court
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	(734)
Local Phone Number	335-0468
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3600 Green Court
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	(734)
Local Phone Number	335-0468
Contact Personnel Name	Alexander Tokman